Risks and Uncertainties	3 Months Ended
Sep. 30, 2011
Risks and Uncertainties
Concentration Risk Disclosure [Text Block]
14.	CONCENTRATIONS

During the nine months ended September 30, 2011, the Company had two customers that each comprised approximately 16% and 9% of total revenues, respectively. During the three months ended September 30, 2011, these two customers each comprised approximately 20% and 9% of total revenues, respectively.  During the nine months ended September 30, 2010, the Company had one customer that comprised approximately 14% of total revenues.  During the three months ended September 30, 2010, this customer comprised approximately 13% of total revenues.